COLLABORATION, RESEARCH AND DISTRIBUTION AGREEMENTS (Narrative) (Details) $ in Thousands	1 Months Ended
Aug. 31, 2022 USD ($)
ICL Group
Disclosure Of Collaboration Agreement [Line Items]
Amount of SAFE agreement	$ 10,000